TOML Acquisition - Schedule of net assets acquired as part of the TOML acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Allocated to:
Equipment	$ 1,416	$ 1,479	$ 1,310
Exploration contracts (Note 11)	43,150	43,150	43,150	$ 449
Deferred tax liability1	(10,675)	$ (10,675)	$ (10,675)
TOML Acquisition.
Asset Acquisition, Consideration Transferred [Abstract]
Cash payments	560
Common shares issued (9,005,595 common shares @ $3.11)	28,000
Transaction costs paid	47
Deferred acquisition costs	3,440
Total acquisition cost	32,047
Allocated to:
Equipment	21
Exploration contracts (Note 11)	42,701
Deferred tax liability1	(10,675)
Net assets acquired	$ 32,047
Common shares issued	9,005,595
Common shares issued price	$ 3.11